TAXATION - Deferred Tax Assets (Details)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
TAXATION
Net operating losses	¥ 367,045,173		¥ 315,472,145
Accrued warranty costs	171,396,603		137,737,283
Provision for inventories, accounts receivable, other receivable	56,512,918		46,850,223
Timing difference for revenue recognition of retainage contract	8,337,383		9,486,524
Other temporary differences	49,723,467		63,601,889
Impairment for property, plant and equipment	18,310,891		5,667,933
Total deferred tax assets	671,326,435		578,815,997
Less: Valuation allowance	(144,316,817)		(114,620,700)	¥ (86,443,363)	¥ (66,223,501)
Less: Deferred tax liabilities in the same tax jurisdiction	(255,723,355)		(126,125,973)
Deferred tax assets	271,286,263	$ 38,967,833	338,069,324
Timing difference for project assets, property, plant and equipment	(349,000,757)		(126,125,973)
Timing difference for refund of countervailing duties	(119,355,270)
Other temporary differences	(38,101,269)		(25,893,228)
Total deferred tax liabilities	(506,457,296)		(152,019,201)
Less: Deferred tax assets in the same tax jurisdiction	255,723,355		126,125,973
Deferred tax liabilities	¥ (250,733,941)	$ (36,015,677)	¥ (25,893,228)